Revenue - Schedule of Revenues by Geography (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Revenues by Geography [Line Items]
Revenues	$ 14,016,957	$ 12,404,234
Mainland China [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	11,148,475	11,513,301
Asia (excluding mainland China) [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	195,971	317,784
North America [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	2,118,263	59,069
Europe [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	520,380	427,115
Oceania [Member]
Schedule of Revenues by Geography [Line Items]
Revenues		39,715
South America [Member]
Schedule of Revenues by Geography [Line Items]
Revenues	33,868	11,634
Africa [Member]
Schedule of Revenues by Geography [Line Items]
Revenues		$ 35,616